Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities

	As of September 30, 2019
	Level 1	Level 2	Level 3	Total
Assets
Marketable equity securities -
Circassia Pharmaceuticals plc, see Note 9	$1,890,748			$1,890,748
Mutual funds: short-term fixed income	5,595,071			5,595,071
	$7,485,819	$-	$-	$7,485,819

	As of March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Marketable equity securities -
Circassia Pharmaceuticals plc, see Note 9	$5,649,486			$5,649,486
Mutual funds: short-term fixed income	893,181			893,181
	$6,452,667	$-	$-	$6,542,667

	As of March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities -		-	-
Circassia Pharmaceuticals plc (Note 9)	$-		5,649,486	5,649,486
Mutual funds	893,181	-	-	893,181
	$893,181	$-	$5,649,486	$6,542,667

	As of March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$8,304,392	-	-	8,304,392

	As of March 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Liabilities related to warrants	$-	$-	$5,677,934	$5,677,934